Financial instruments and risk management - Disclosure of Fair Value of Financial Instruments (Detail) ₱ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PHP (₱)
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Loans and borrowings	$ 3,604,492	$ 3,252,616	$ 2,711,147
Loan SOFR Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Loans and borrowings			63,076
Loan TIIE Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Loans and borrowings		52,558	143,930
Loan Fixed Rate
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Loans and borrowings	1,098,885	1,096,443	659,758
Financial Leasing
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Loans and borrowings	76,987	113,475	150,683
Financial liabilities at fair value, class | Loan SOFR Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value			61,748
Financial liabilities at fair value, class | Loan TIIE Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value		52,996		₱ 130,674
Financial liabilities at fair value, class | Loan Fixed Rate
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value	934,964	1,389,163	597,059
Financial liabilities at fair value, class | Financial Leasing
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value	73,623	111,465	132,575
Financial liabilities at fair value, class | Level 2 | Loan SOFR Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value			61,748
Financial liabilities at fair value, class | Level 2 | Loan TIIE Spread
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value		52,996	130,674
Financial liabilities at fair value, class | Level 2 | Loan Fixed Rate
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value	934,964	1,389,163	597,059
Financial liabilities at fair value, class | Level 2 | Financial Leasing
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value	$ 73,623	$ 111,465	$ 132,575